Annual Fund Operating Expenses	0 Months Ended
	May 23, 2013
(Institutional) | (PIMCO Government Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[1]
(Institutional) | (PIMCO Government Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[1]
(Institutional) | (PIMCO Government Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[1]
(Institutional) | (PIMCO Government Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.28%	[1]
(Institutional) | (PIMCO Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32%	[1]
(Institutional) | (PIMCO Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32%	[1]
(Institutional) | (PIMCO Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.42%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%	[1]
(Retail) | (PIMCO Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%	[1]
(Retail) | (PIMCO Government Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%	[1]
(Retail) | (PIMCO Government Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%	[1]
(Retail) | (PIMCO Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.47%	[1]
(Retail) | (PIMCO Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.47%	[1]
(Retail) | (PIMCO Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.47%	[1]
(Retail) | (PIMCO Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%	[1]
(Retail) | (PIMCO Treasury Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%	[1]
(Retail) | (PIMCO Treasury Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%	[1]

[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.
[2]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[3]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[4]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.